Share-based payments -Summary of Stock options outstanding and vested (Detail) - Options [member] shares in Thousands	12 Months Ended
Oct. 31, 2020 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	5,680,111
Weighted average contractual life remaining	5 years 10 months 27 days
Weighted average exercise price | $ / shares	$ 101.11
Stock options vested, number outstanding | shares	2,783,694
Stock option vested, weighted average exercise price | $ / shares	$ 88.63
$11.00 - $55.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	239,891
Weighted average contractual life remaining	1 year 10 months 2 days
Weighted average exercise price | $ / shares	$ 31.19
Stock options vested, number outstanding | shares	239,891
Stock option vested, weighted average exercise price | $ / shares	$ 31.19
$55.01 - $65.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	146,085
Weighted average contractual life remaining	4 years 9 months
Weighted average exercise price | $ / shares	$ 60.93
Stock options vested, number outstanding | shares	146,085
Stock option vested, weighted average exercise price | $ / shares	$ 60.93
$65.01 - $75.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	158,106
Weighted average contractual life remaining	1 year 1 month 17 days
Weighted average exercise price | $ / shares	$ 71.43
Stock options vested, number outstanding | shares	158,106
Stock option vested, weighted average exercise price | $ / shares	$ 71.43
$75.01 - $85.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	304,285
Weighted average contractual life remaining	1 year 10 months 13 days
Weighted average exercise price | $ / shares	$ 79.88
Stock options vested, number outstanding | shares	304,285
Stock option vested, weighted average exercise price | $ / shares	$ 79.88
$85.01 - $95.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	362,400
Weighted average contractual life remaining	3 years 3 months 11 days
Weighted average exercise price | $ / shares	$ 90.97
Stock options vested, number outstanding | shares	362,400
Stock option vested, weighted average exercise price | $ / shares	$ 90.97
$95.01 - $105.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	1,126,241
Weighted average contractual life remaining	4 years 7 months 24 days
Weighted average exercise price | $ / shares	$ 99.71
Stock options vested, number outstanding | shares	1,126,241
Stock option vested, weighted average exercise price | $ / shares	$ 99.71
$105.01 - $115.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	2,602,275
Weighted average contractual life remaining	7 years 8 months 12 days
Weighted average exercise price | $ / shares	$ 110.74
Stock options vested, number outstanding | shares	446,686
Stock option vested, weighted average exercise price | $ / shares	$ 110.77
$115.01 – $125.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	740,828
Weighted average contractual life remaining	7 years 22 days
Weighted average exercise price | $ / shares	$ 120.02
Stock options vested, number outstanding | shares	0
Stock option vested, weighted average exercise price | $ / shares	$ 0